Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Loss Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share	The following table sets forth the computation of basic and diluted earnings per share attributable to common stockholders for the three and six months ended June 30, 2023 and 2022:
	(In thousands, except shares and per-share information)
	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
Basic and diluted loss per share:
Net loss attributable to FaZe Holdings Inc., basic and diluted	$(14,356)	$(9,322)	$(28,396)	$(18,864)
Weighted-average common shares outstanding, basic and diluted	66,595,746	20,830,314	65,340,688	20,735,694
Net loss per share, basic and diluted	$(0.22)	$(0.45)	$(0.43)	$(0.91)
In accordance with the provisions of ASC 260, Earnings Per Share, net loss per share is computed by dividing net loss by the weighted-average shares of common stock outstanding during the period. The results of operations were net losses for the year ended December 31, 2022 and 2021. The following table sets forth the computation of basic and diluted earnings per share attributable to common stockholders for the year ended December 31, 2022 and 2021:
	(in thousands, except shares and per-share information)
	Years ended December 31,
	2022	2021
Basic and diluted loss per share:

Net loss attributable to FaZe Holdings Inc., basic and diluted	$(168,534)	$(36,866)
Weighted-average common shares outstanding, basic and diluted	39,872,308	19,187,873
Net loss per share, basic and diluted	$(4.23)	$(1.92)

Schedule of Antidilutive Shares	The following securities were not included in the computation of diluted shares outstanding for the three and six months ended June 30, 2023, and 2022 because the effect would be antidilutive:
	As of June 30, 2023	As of June 30, 2022
Convertible preferred stock	—	—
Public Warrants	5,750,000	5,750,000
Private Placement Warrants	173,333	173,333
Seller Earn-out	5,312,098	5,312,098
Sponsor Earn-out Shares	2,156,250	2,156,250
Legacy FaZe preferred warrant	—	—
Unvested restricted stock award	592,210	1,649,962
Unvested restricted stock units	1,644,653	1,124,674
Stock options	18,859,673	18,863,654
Total potentially dilutive common stock equivalents	34,488,217	35,029,971
The Company had antidilutive shares for the year ended December 31, 2022 and 2021. The following securities were not included in the computation of diluted shares outstanding for the year ended December 31, 2022, and 2021 because the effect would be antidilutive:
	As of December 31, 2022	As of December 31, 2021
Convertible preferred stock	—	7,209,555
Public Warrants	5,750,000	5,750,000
Private Placement Warrants	173,333	173,333
Seller Earn-out	5,312,098	—
Sponsor Earn-out Shares	2,156,250	—
Legacy FaZe preferred warrant	—	651,951
Unvested restricted stock award	1,649,962	49,426
Stock options	18,863,654	19,912,281
Total potentially dilutive common stock equivalents	33,905,297	33,746,546